Long-Term Debt - Summary of Partnership's Outstanding Debt Repayable (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument, Redemption [Line Items]
2022	$ 90,956
2023	310,851
2024	166,918
2025	99,518
2026 and thereafter	306,353
Total	974,596	$ 1,036,118
Sale & Leaseback
Debt Instrument, Redemption [Line Items]
2022	4,960
2023	5,177
2024	5,418
2025	5,640
2026 and thereafter	68,010
Total	89,205
Periodic repayment
Debt Instrument, Redemption [Line Items]
2022	85,996
2023	79,768
2024	38,107
2025	28,372
2026 and thereafter	18,822
Total	251,065
Balloon Repayment [Member]
Debt Instrument, Redemption [Line Items]
2023	225,906
2024	123,393
2025	65,506
2026 and thereafter	219,521
Total	$ 634,326